PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Money Market Management, Inc., which covers the six-month reporting period from January 1, 1998 through June 30, 1998. The report begins with commentary by the fund's portfolio manager and follows with a complete listing of the fund's holdings and its financial statements.

This high-quality money market fund puts your cash to work pursuing income every day while keeping your principal stable.* And, you have convenient, daily access to your money.

During the six-month reporting period, the fund paid shareholders a total of $0.02 per share in dividends. On June 30, 1998, the fund's $86 million portfolio was invested in high-quality money market securities that included repurchase agreements (29.3%), high-quality commercial paper (25.7%), variable notes (18.9%), short-term notes (15.1%), and certificates of deposit (10.9%).

Thank you for choosing this money market fund as a convenient, liquid daily cash investment. We will continue to keep you up to date on your investment, and welcome your comments and suggestions.

Sincerely,

/s/ J. Christopher Donahue

J. Christopher Donahue
President
August 15, 1998

* Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in the fund is not insured or guaranteed by the U.S. government.



                               INVESTMENT REVIEW

Money Market Management, Inc. invests in money market instruments maturing in 397 days or less. The average maturity of these securities, computed on a dollar-weighted basis, is restricted to 90 days or less. Portfolio securities must be rated in one of the two highest short-term rating categories by one or more of the nationally recognized statistical rating organizations or be of comparable quality to securities having such ratings. Typical security types include, but are not limited to, commercial paper, certificates of deposit, time deposits, variable rate instruments and repurchase agreements.

During the first half of 1998, inflation has remained subdued although inflationary pressures are building. The strength in domestic consumer spending and housing has been offset by the turbulence in many Asian economies and a domestic inventory overhang as imports to the U.S. have exceeded exports. Monetary policy has remained on hold throughout the first half of 1998 due to the continued problems in Asia, despite strong domestic economic growth. Nevertheless, the Federal Reserve Board has maintained a bias toward tightening due to strong domestic growth, tight labor markets and rapidly rising labor costs. The dampening inflationary effects of the emerging markets and domestic inventory adjustments could prove to be temporary and inflationary pressures could rise.

Market interest rates should remain in a narrow trading range throughout the second half of 1998. The 30-day commercial paper rate began 1998 at a high of 5.56% and traded as low as 5.43% on January 22, 1998. Thirty-day commercial paper has traded around the federal funds target rate of 5.50% throughout the first half of 1998. Ninety-day commercial paper rates have also traded within this range as the yield curve remains extremely flat.

The target average maturity range for the fund remained in the 35- to 45-day area throughout the six-month reporting period. In structuring the fund, there is continued emphasis placed on positioning 30%-35% of the fund's core assets in variable rate demand notes and accomplishing a modest barbell structure. However, on June 30, 1998, 18.9% of the fund's core assets were held in variable rate demand notes.

During the six month reporting period ended June 30, 1998, the total net assets of the fund increased from $81.3 to $86.0 million while the seven-day net yield decreased from 4.81% on January 1, 1998, to 4.65% on June 30, 1998.* The effective average maturity of the fund on June 30, 1998 was 45 days.

* Performance quoted represents past performance and is not indicative of future results. Yield will vary. Yields quoted for money market funds most closely reflect the fund's current earnings.

                          SHAREHOLDER MEETING RESULTS

A Special Meeting of Shareholders of Money Market Management, Inc. (the "Company") was held on May 15, 1998. On February 26, 1998, the record date for shareholders eligible to vote at the meeting, there were 78,206,393 total outstanding shares. The following items were considered by shareholders of the Company and the results of their voting were as follows:

AGENDA ITEM 1: To elect three Directors.*
                                             Shares Voted  Shares Withheld
                                                 For          Authority

Thomas G. Bigley                               49,179,163        2,521,888
John E. Murray, Jr.,
J.D., S.J.D.                                   49,179,163        2,521,888
Nicholas P. Constantakis                       49,179,163        2,521,888

AGENDA ITEM 2: To approve or disapprove an amendment in the Company's fundamental investment policy on diversification of its investments.

 Shares Voted    Shares Voted   Shares     Broker
      For          Against      Abstain   Non-Vote

  46,222,637        1,537,164  2,949,860   991,390

* The following Directors of the Company continued their terms: John F. Donahue, John T. Conroy, Jr., William J. Copeland, J. Christopher Donahue, James E. Dowd, Esq., Lawrence D. Ellis, M.D., Edward L. Flaherty, Jr., Esq., Peter E. Madden, Wesley W. Posvar and Marjorie P. Smuts.

AGENDA ITEM 3: To approve or disapprove changing from a fundamental to an operating policy the Company's policy regarding the maturity of money market securities in which it will invest.

 Shares Voted   Shares Voted   Shares     Broker
     For          Against      Abstain   Non-Vote

  46,876,158       1,082,885  2,750,618   991,390

AGENDA ITEM 4: To approve or disapprove changing from a fundamental to an operating policy the Company's ability to invest in restricted securities.

 Shares Voted    Shares Voted   Shares     Broker
      For          Against      Abstain   Non-Vote

  44,351,796        3,259,886  3,097,979   991,390

                            PORTFOLIO OF INVESTMENTS

                         Money Market Management, Inc.

                           June 30, 1998 (unaudited)

Principal
 Amount                                                                                                            Value
Certificate of Deposit--10.9%
Banking--10.9%
      $1,000,000                            Bankers Trust Co., New York, 5.95%, 9/9/1998                         $  999,908
      1,500,000                             Canadian Imperial Bank of Commerce, Toronto, 5.74%, 4/1/1999          1,499,353
      3,000,000                             Rabobank Nederland, Utrecht, 5.69%, 1/7/1999                          2,998,102
      3,900,000                             Societe Generale, Paris, 5.68% - 5.93%, 8/6/1998 - 4/27/1999          3,899,263
          Total Certificates of Deposit                                                                           9,396,626
(a) Commercial Paper--25.7%
Banking--5.7%
      1,000,000                             Cregem North America, Inc., (Guaranteed by Credit Communal
                                            de Belgique, Brussles), 5.50%, 11/9/1998                                979,986
      4,000,000                             Gotham Funding Corp., 5.64% - 5.67%, 7/10/1998 - 7/14/1998            3,993,085
          Total                                                                                                   4,973,071
Brokerage--1.1%
      1,000,000                             Merrill Lynch & Co., Inc., 5.52%, 9/17/1998                             988,040
Chemicals--1.0%
      827,000                               IMC Global, Inc., 5.71% - 5.72%, 7/22/1998                              824,242
Finance - Automotive--2.3%
      2,000,000                             Chrysler Financial Corp., 5.53%, 9/14/1998                            1,976,958
Finance - Commercial--9.3%
      3,000,000                             General Electric Capital Corp., 5.47%, 7/30/1998                      2,986,781
      2,000,000                             Receivables Capital Corp., 5.57%, 7/15/1998                           1,995,668
      3,000,000                             Sheffield Receivables Corp., 5.525% - 5.300%, 8/26/1998 - 8/27/1998   2,974,055
          Total                                                                                                   7,956,504
Finance - Equipment--0.8%
      700,000                               Comdisco, Inc., 5.72%, 7/28/1998                                        696,998
Finance - Retail--2.3%
      2,000,000                             New Center Asset Trust, A1+/P1 Series, 5.49%, 7/29/1998               1,991,460
Forest Products--0.5%
      400,000                               Temple-Inland, Inc., 6.05%, 7/9/1998                                    399,463
                                            Industrial Products--0.8%


      700,000                                      Praxair, Inc., 5.65%, 7/27/1998                                  697,144

Principal
 Amount                                                                                                              Value
(a) Commercial Paper--continued
Oil & Oil Finance--0.9%
      $780,000                                     Occidental Petroleum Corp., 5.70%, 7/6/1998                    $   779,383
Retail--1.0%
      850,000                                      Safeway, Inc., 5.67% - 5.80%, 7/10/1998 - 9/29/1998                845,316
          Total Commercial Paper                                                                                   22,128,579
(c) Notes - Variable--18.9%
Banking--5.9%
      1,000,000                                    Bankers Trust Co., New York, 5.770%, 7/1/1998                      999,367
      2,000,000                                    (b)Liquid Asset Backed Securities Trust, Series 1996-3,
                                                   (Westdeutsche Landesbank Girozentrale Swap Agreement), 5.676%,
                                                   7/15/1998                                                        2,000,000
      1,000,000                                    Long Lane Master Trust III, Series 1997-C, 5.749%, 8/3/1998      1,000,000
      1,035,000                                    North Center Properties, (Huntington National Bank, Columbus,
                                                   OH LOC), 5.660%, 7/2/1998                                        1,035,000
          Total                                                                                                     5,034,367
Finance - Retail--8.1%
      2,000,000                                    AFS Insurance Premium Receivables Trust, (Series 1994-A),
                                                   6.212%, 7/15/1998                                                2,000,000
      2,000,000                                    (b)Associates Corp. of North America, 5.790%, 7/1/1998           1,999,504
      3,000,000                                    Carco Auto Loan Master Trust 1993-2, (Series 1993-2 Class A1),
                                                   5.580%, 7/15/1998                                                3,000,000
          Total                                                                                                     6,999,504
Insurance--4.9%
      3,500,000                                    General American Life Insurance Co., 5.860%, 7/23/1998           3,500,000
      710,975                                      (b)Liquid Asset Backed Securities Trust, Series 1997-3 Senior
                                                   Notes, (Guaranteed by AMBAC), 5.658%, 9/28/1998                    710,975
          Total                                                                                                     4,210,975
          Total Notes - Variable                                                                                   16,244,846
Short-Term Notes--15.1%
Banking--1.2%
      1,000,000                                    SALTS II Cayman Islands Corp., (Guaranteed by Bankers Trust
                                                   International, PLC), 5.738%, 6/17/1999                           1,000,000
Brokerage--2.3%
      2,000,000                                    Goldman Sachs & Co., 5.660%, 7/27/1998                           2,000,000
Finance - Automotive--1.6%
      692,118                                      Chase Manhattan Auto Owner Trust 1998-B, Class A-1,
                                                   5.578%, 5/10/1999                                                  692,118
      500,000                                      Chase Manhattan Auto Owner Trust 1998-C, Class A1,
                                                   5.588%, 7/9/1999                                                   499,944
      208,705                                      Ford Credit Auto Owner Trust 1997-B, Class A-1, 5.748%,
                                                   10/15/1998                                                         208,705
          Total                                                                                                     1,400,767


                                                                      Principal
                                                                       Amount                                               Value
Short-Term Notes--continued
Finance - Commercial--7.3%
      $2,350,000               CIT Group Holdings, Inc., 6.125% - 6.500%, 7/13/1998 - 9/1/1998                           $ 2,350,682
      3,900,000                (b)Triangle Funding Ltd., 5.656%, 11/16/1998                                                3,900,000
          Total                                                                                                            6,250,682
Finance - Equipment--0.9%
      801,990                  Green Tree Lease Finance 1997-1 LLC, Class A1, 5.906%, 1/20/1999                              801,990
Insurance--1.2%
      500,000                  ContiMortgage Home Equity Loan Trust 1998-2, Class A-1, (Guaranteed
                               by MBIA Insurance Corporation), 5.649%, 6/15/1999                                             500,000
      500,000                  WFS Financial 1998-B Owner Trust, Class A-1, (Guaranteed by FSA),
                               5.658%, 7/20/1999                                                                             500,000
          Total                                                                                                            1,000,000
Recreation--0.6%
      500,000                  GreenTree Recreational, Equipment & Consumer Trust 1998-B, Class A-1, 5.669%,
                               7/15/1999                                                                                     500,000
          Total Corporate Notes                                                                                           12,953,439
(d) Repurchase Agreements--29.3%
      4,000,000                ABN AMRO Chicago Corp., 6.250%, dated 6/30/1998, due 7/1/1998                               4,000,000
      4,000,000                Fuji Government Securities, Inc., 5.880%, dated 6/30/1998, due 7/1/1998                     4,000,000
      4,000,000                Goldman Sachs Group, LP, 6.250%, dated 6/30/1998, due 7/1/1998                              4,000,000
      3,000,000                Morgan Stanley Group, Inc., 6.250%, dated 6/30/1998, due 7/1/1998                           3,000,000
      4,000,000                PaineWebber Group, Inc., 5.870%, dated 6/30/1998, due 7/1/1998                              4,000,000
      4,000,000                Salomon Brothers, Inc., 6.250%, dated 6/30/1998, due 7/1/1998                               4,000,000
      1,000,000                Societe Generale Securities Corp., 6.000%, dated 6/30/1998, due 7/1/1998                    1,000,000
      1,200,000                UBS Securities, Inc., 6.050%, dated 6/30/1998, due 7/1/1998                                 1,200,000
          Total Repurchase Agreements                                                                                     25,200,000
          Total Investments (at amortized cost)(e)                                                                       $85,923,490

 (a) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.
 (b) Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At June 30, 1998, these securities amounted to $8,610,479 which represents 10.0% of net assets.
 (c) Floating rate note with current rate and next reset date shown. (d) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.
 (e) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($85,992,966) at June 30, 1998.

The following acronyms are used throughout this portfolio:

AMBAC --American Municipal Bond Assurance Corporation FSA --Federal Security Assurance LLC --Limited Liability Corporation LOC --Letter of Credit LP --Limited Partnership MBIA --Municipal Bond Investors Assurance PLC --Public Limited Company

(See Notes which are an integral part of the Financial Statements)



                      STATEMENT OF ASSETS AND LIABILITIES

                         Money Market Management, Inc.

                           June 30, 1998 (unaudited)

Assets:
Investments in repurchase agreements                                  $25,200,000
Investments in securities                                              60,723,490
Total investments in securities, at amortized cost and value                        $85,923,490
Income receivable                                                                       519,649
Receivable for shares sold                                                                  500
Prepaid expenses                                                                          4,605
 Total assets                                                                        86,448,244
Liabilities:
Income distribution payable                                               321,332
Payable to Bank                                                            88,982
Accrued expenses                                                           44,964
 Total liabilities                                                                      455,278
Net Assets for 85,992,966 shares outstanding                                        $85,992,966
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$85,992,966 (divided) 85,992,966 shares outstanding                                               $1.00

(See Notes which are an integral part of the Financial Statements)


                            STATEMENT OF OPERATIONS

                         Money Market Management, Inc.

                   Six Months Ended June 30, 1998 (unaudited)

Investment Income:
Interest                                                                                 $2,303,266
Expenses:
Investment advisory fee                                                    $  201,307
Administrative personnel and services fee                                      61,987
Custodian fees                                                                 11,154
Transfer and dividend disbursing agent fees and expenses                       97,707
Directors' fees                                                                 5,973
Auditing fees                                                                   6,878
Legal fees                                                                      2,534
Portfolio accounting fees                                                      20,656
Shareholder services fee                                                      100,654
Share registration costs                                                       11,765
Printing and postage                                                            7,964
Insurance premiums                                                              2,521
Miscellaneous                                                                   3,258
 Total expenses                                                               534,358
Waivers --
 Waiver of investment advisory fee                          $  (37,375)
 Waiver of shareholder services fee                            (52,340)
   Total waivers                                                              (89,715)
     Net expenses                                                                           444,643
      Net investment income                                                              $1,858,623

(See Notes which are an integral part of the Financial Statements)


                       STATEMENT OF CHANGES IN NET ASSETS

                         Money Market Management, Inc.

                                   Six Months
                                                                      Ended         Year Ended
                                                                   (unaudited)     December 31,
                                                                  June 30, 1998        1997
Increase (Decrease) in Net Assets:
Operations--
Net investment income                                              $  1,858,623   $   3,971,252
Distributions to Shareholders--
Distributions from net investment income                             (1,858,623)     (3,971,252)
Share Transactions--
Proceeds from sale of shares                                         66,880,431     128,239,157
Net asset value of shares issued to shareholders in payment of
distributions declared                                                1,422,534       3,647,147
Cost of shares redeemed                                             (63,619,478)   (137,957,643)
 Change in net assets resulting from share transactions               4,683,487      (6,071,339)
   Change in net assets                                               4,683,487      (6,071,339)
Net Assets:
Beginning of period                                                  81,309,479      87,380,818
End of period                                                      $ 85,992,966   $  81,309,479

(See Notes which are an integral part of the Financial Statements)


                              FINANCIAL HIGHLIGHTS

                         Money Market Management, Inc.

(For a share outstanding throughout each period)
                                                    Six Months
                                                      Ended
                                                   (unaudited)
                                                    June 30,               Year Ended June 30,
                                                      1998      1997     1996     1995     1994     1993
Net asset value, beginning of period                  $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
Income from investment operations
 Net investment income                                  0.02     0.05     0.05     0.05     0.03     0.02
Less distributions
 Distributions from net investment income              (0.02)   (0.05)   (0.05)   (0.05)   (0.03)   (0.02)
Net asset value, end of period                       $  1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
Total return (a)                                        2.32%    4.69%    4.56%    5.13%    3.31%    2.19%
Ratios to average net assets
 Expenses                                               1.10%*   1.10%    1.06%    1.08%    1.14%    1.17%
 Net investment income                                  4.62%*   4.58%    4.46%    4.99%    3.27%    2.15%
 Expense waiver/reimbursement (b)                       0.22%*   0.15%    0.13%    0.15%    0.00%    0.07%
Supplemental data
 Net assets, end of period (000 omitted)              $85,993  $81,309  $87,381  $101,390 $114,588 $108,309

 * Computed on an annualized basis.
 (a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
 (b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


                         NOTES TO FINANCIAL STATEMENTS

                         Money Market Management, Inc.

                           June 30, 1998 (unaudited)

Organization

Money Market Management, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The investment objective of the Company is to achieve current income consistent with stability of principal.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations
The Company's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Company to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Company to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Company will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Company's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Company could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Company's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.



When-Issued and Delayed Delivery Transactions

The Company may engage in when-issued or delayed delivery transactions. The Company records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Company will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each restricted security held at June 30, 1998 is as follows:

Security                                                Acquisition Date    Acquisition Cost
Associates Corp. of North Amercia                               12/8/97        $1,998,960
Liquid Asset Backed Securities Trust, Series 1996-3             8/15/96         2,000,000
Liquid Asset Backed Securities Trust, Series 1997-3             6/27/97           670,645
Triangle Funding Ltd.                                           11/4/97         3,900,000
Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on the trade date.

Capital Stock

At June 30, 1998, there were 50,000,000,000 shares of $0.001 par value capital stock authorized. Capital paid-in aggregated $85,992,966. Transactions in capital stock were as follows:

                                                                        Six Months
                                                                          Ended           Year Ended
                                                                      June 30, 1998   December 31, 1997
Shares sold                                                              66,880,431         128,239,157
Shares issued to shareholders in payment of distributions declared        1,422,534           3,647,147
Shares redeemed                                                         (63,619,478)       (137,957,643)
 Net change resulting from share transactions                             4,683,487          (6,071,339)

Investment Advisory Fee and Other Transactions with Affiliates
Investment Advisory Fee

Federated Advisers, the Company's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee based on the average daily net assets of the Company as follows: 0.500% on the first $500 million, 0.475% on the next $500 million, 0.450% on the next $500 million, 0.425% on the next $500 million, and 0.400% thereafter. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Company with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.



Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services, the Company will pay Federated Shareholder Services ("FSS") up to 0.25% of average daily net assets of the Company for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Company. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

Fserv maintains the Company's accounting records for which it receives a fee. The fee is based on the level of the Company's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Company are Officers and Directors or Trustees of the above companies.

Year 2000

Similar to other financial organizations, the Company could be adversely affected if the computer systems used by the Company's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Company's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Company's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Company.

                                    TRUSTEES

                                John F. Donahue

                                Thomas G. Bigley

                              John T. Conroy, Jr.

                            Nicholas P. Constantakis

                              William J. Copeland

                             J. Christopher Donahue

                              James E. Dowd, Esq.

                            Lawrence D. Ellis, M.D.

                         Edward L. Flaherty, Jr., Esq.

                                Peter E. Madden

                       John E. Murray, Jr., J.D., S.J.D.

                                Wesley W. Posvar

                               Marjorie P. Smuts


                                    OFFICERS

                                John F. Donahue
                                    Chairman

                             J. Christopher Donahue


                                   President

                               Edward C. Gonzales
                            Executive Vice President

                               John W. McGonigle
                      Executive Vice President, Treasurer,
                                 and Secretary

                               Richard B. Fisher
                                 Vice President

                               Karen M. Brownlee
                              Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

                                                Money Market
                                                Management, Inc.

Federated Securities Corp., Distributor

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

1-800-341-7400

www.federatedinvestors.com

                                                Semi-Annual Report
                                                to Shareholders
                                                June 30, 1998

Cusip 609346200
8080103 (8/98)